Shareholder Report, Average Annual Return (Details)	12 Months Ended	28 Months Ended	49 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000015708
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Johnson Equity Income Fund - Class I
C000244749
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Johnson Equity Income Fund - Class S
C000015712
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Johnson Opportunity Fund - Class I
C000244750
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Johnson Opportunity Fund - Class S
C000015709
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Johnson Enhanced Return Fund
C000244751
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Johnson Inst Core Bond Fund - Class I
C000200604
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Johnson Inst Core Bond Fund - Class F
C000015718
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Johnson Inst Core Bond Fund - Class S
C000015717
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Johnson Inst Intermediate Bond Fund - Class I
C000200603
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Johnson Inst Intermediate Bond Fund - Class F
C000015716
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Johnson Inst Short Duration Bond Fund - Class I
C000200602
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Johnson Inst Short Duration Bond Fund - Class F
C000229855
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Johnson Core Plus Bond Fund
C000015715
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Johnson Municipal Income Fund
Without Sales Load [Member] | C000015708
Average Annual Return [Line Items]
Average Annual Return, Percent	11.77%			10.01%		12.71%
Without Sales Load [Member] | C000244749
Average Annual Return [Line Items]
Average Annual Return, Percent	11.59%	12.59%
Without Sales Load [Member] | C000015712
Average Annual Return [Line Items]
Average Annual Return, Percent	4.15%			8.94%		9.68%
Without Sales Load [Member] | C000244750
Average Annual Return [Line Items]
Average Annual Return, Percent	3.88%	10.54%
Without Sales Load [Member] | C000015709
Average Annual Return [Line Items]
Average Annual Return, Percent	18.42%			11.85%		13.66%
Without Sales Load [Member] | C000244751
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%			(0.54%)		2.27%
Without Sales Load [Member] | C000200604
Average Annual Return [Line Items]
Average Annual Return, Percent	7.79%			(0.68%)	2.12%
Without Sales Load [Member] | C000015718
Average Annual Return [Line Items]
Average Annual Return, Percent	7.66%	6.05%
Without Sales Load [Member] | C000015717
Average Annual Return [Line Items]
Average Annual Return, Percent	7.39%			0.80%		2.52%
Without Sales Load [Member] | C000200603
Average Annual Return [Line Items]
Average Annual Return, Percent	7.19%			0.63%	2.48%
Without Sales Load [Member] | C000015716
Average Annual Return [Line Items]
Average Annual Return, Percent	5.91%			1.88%		2.23%
Without Sales Load [Member] | C000200602
Average Annual Return [Line Items]
Average Annual Return, Percent	5.72%			1.72%	2.36%
Without Sales Load [Member] | C000229855
Average Annual Return [Line Items]
Average Annual Return, Percent	8.07%		0.06%
Without Sales Load [Member] | C000015715
Average Annual Return [Line Items]
Average Annual Return, Percent	3.71%			0.36%		1.66%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%			14.42%		14.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	22.30%
Russell 2500 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.91%			7.26%		10.40%
Russell 2500 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.91%	15.01%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%			14.42%		14.82%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)		2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)	2.14%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	6.02%
Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return, Percent	6.97%			0.96%		2.29%
Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return, Percent	6.97%			0.96%	2.65%
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Average Annual Return, Percent	5.34%			2.00%		2.11%
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Average Annual Return, Percent	5.34%			2.00%	2.52%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		0.02%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.25%			0.80%		2.34%